November 14, 2025

BNY MELLON STOCK INDEX FUND, INC.

Supplement to Current Summary Prospectus and Prospectus

The following information supplements the information in the sections "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the prospectus:

The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

*********

The following information supplements the information in the sections "Principal Risks" in the summary prospectus and "Fund Summary – Principal Risks" in the prospectus:

● Non-diversification risk. Because the fund seeks to closely track the composition of the index, from time to time, more than 25% of the fund's total assets may be invested in issuers representing more than 5% of the fund's total assets due to an index rebalance or market movement, which would result in the fund being non-diversified under the Investment Company Act of 1940, as amended. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

*********

The following information supplements the information in the section "Fund Details – Goal and Approach" in the prospectus:

The fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. As a result, the fund may invest a significant percentage of its assets in a single issuer or small number of issuers.

*********

The following information supplements the information in the section "Fund Details – Investment Risks" in the prospectus:

● Non-diversification risk. Because the fund seeks to closely track the composition of the index, from time to time, more than 25% of the fund's total assets may be invested in issuers representing more than 5% of the fund's total assets due to an index rebalance or market movement, which would result in the fund being non-diversified under the Investment Company Act of 1940, as amended. A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund. As a result, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

*********

0763STK1125